Debt - First lien term loan (Details) - USD ($) $ in Thousands	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Oct. 20, 2017
Debt Instrument [Line Items]
Maximum dividends payments			$ 1,030
Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount					$ 425,000
Term Loan B-1 facility
Debt Instrument [Line Items]
Aggregate principal amount		$ 85,800		$ 85,800
New Outerwall | Term Loan B-1 facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 25,000